Document and Entity Information	12 Months Ended
Dec. 31, 2022 shares
Document Information [Line Items]
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2022
Entity File Number	000-56261
Entity Registrant Name	Glass House Brands Inc.
Entity Primary SIC Number	2833
Entity Incorporation, State or Country Code	CA
Entity Tax Identification Number	87-4028335
Entity Address State Or Province	CA
Entity Address, Address Line One	3645 Long Beach Blvd.
Entity Address, City or Town	Long Beach
Entity Address, Postal Zip Code	90807
City Area Code	212
Local Phone Number	299-7670
Title of 12(g) Security	N/A
Trading Symbol	N/A
Security Exchange Name	NONE
Annual Information Form	false
Audited Annual Financial Statements	true
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001848731
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Auditor Name	Macias Gini & O’Connell LLP
Auditor Location	Los Angeles, California
Auditor Firm ID	324
Business Contact
Document Information [Line Items]
Entity Address State Or Province	CA
Entity Address, Address Line One	3645 Long Beach Blvd.
Entity Address, City or Town	Long Beach
Entity Address, Postal Zip Code	90807
City Area Code	212
Local Phone Number	299-7670
Contact Personnel Name	Kyle Kazan
Multiple Voting Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	4,754,979
Subordinate, Restricted and Limited Voting Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	55,653,855